Other Provisions (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Other provisions	€ 474	€ 27
Due to determination scope of consolidation	291
Accrued costs of litigation	2,305	€ 3,241
Increased legal consulting costs	1,035
Additions [Member]
Statement Line Items [Line Items]
Other provisions	€ 447